Consolidated Statements of Operations and Comprehensive Income (Loss) - USD ($)	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2019
Revenues
Sales to third parties	$ 99,212,363	$ 39,287,999	$ 28,356,763
Sales to related parties	1,016	1,952	7,200
Total revenues	99,213,379	39,289,951	28,363,963
Cost of revenues	(93,775,293)	(34,180,670)	(23,712,541)
Gross profit	5,438,086	5,109,281	4,651,422
Operating expenses
Allowance for doubtful accounts	(57,173)	875,094	(818,199)
Selling and distribution expenses	(305,367)	(292,709)	(258,561)
General and administrative expenses	(4,133,178)	(2,838,790)	(1,307,579)
Total operating expenses	(4,495,718)	(2,256,405)	(2,384,339)
Income from operations	942,368	2,852,876	2,267,083
Other income (expenses)
Change in Fair value of derivative liability	419,649	0
Interest income	516,869	33,576	183
Interest expense	(134,144)	(73,866)	(168,657)
Amortization of debt issuance costs	(48,160)	0	(1,093,440)
Other expenses, net	409,030	(379,225)	88,886
Total other income (expenses), net	1,163,244	(419,515)	(1,173,028)
Income before income taxes	2,105,612	2,433,361	1,094,055
Provision for income taxes	118,367	(25,571)	(16,753)
Net income from continuing operations	2,223,979	2,407,790	1,077,302
Discontinued operations
Net loss from discontinued operations, net of tax	0	(51,352)	(263,847)
Net income	2,223,979	2,356,438	813,455
Net loss attributable to non-controlling interest from discontinued operations	0	1,976	10,151
Net income attributable to Farmmi, Inc.	2,223,979	2,358,414	823,606
Comprehensive (loss) income
Net income	2,223,979	2,356,438	813,455
Foreign currency translation	(16,344,967)	1,990,561	1,423,862
Total comprehensive (loss) income	(14,120,988)	4,398,351	2,237,317
Comprehensive income attributable to noncontrolling interest	0	(46,525)	(30,933)
Comprehensive (loss) income attributable to Farmmi, Inc.	$ (14,120,988)	$ 4,351,826	$ 2,206,384
Weighted average number of ordinary shares1
Basic	23,247,874	4,113,700	649,794
Diluted	23,247,874	4,178,208	649,794
Basic (loss) earnings per ordinary share1
Continuing operations	$ 0.10	$ 0.59	$ 1.66
Discontinued operations	0	(0.01)	(0.41)
Diluted (loss) earnings per ordinary share1
Continuing operations	0.10	0.58	1.66
Discontinued operations	$ 0	$ (0.01)	$ (0.41)